Note 3. Pledged Assets and Long-term Debt: Schedule of Long-term Debt (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes Payable, Related Parties, Current	$ 200,000	$ 200,000	$ 244,480
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	413,639	408,031	68,917
Convertible Debt, Current	365,000	365,000	455,000
Other Notes Payable, Current		6,182	32,818
Notes Payable to Bank, Current		32,830	36,550
Convertible Notes Payable, Current	$ 81,485	34,193	0
Long-term Debt, Current Maturities		1,055,618	831,583
Central States Southeast and Southwest Areas Pension Fund
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		408,031	389,389
David and Edna Kasmoch
Notes Payable, Related Parties, Current		200,000	200,000
N-Viro Energy Limited
Notes Payable, Related Parties		$ 0	$ 44,480